Document and Entity Information	Total
Prospectus:
Document Type	Other
Document Period End Date	Mar. 31, 2015
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Feb. 05, 2016
Document Effective Date	Feb. 05, 2016
Prospectus Date	Aug. 01, 2015